Annuity Investors Life Insurance Company (REGISTERED TRADEMARK)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771

              ANNUITY INVESTORS (SERVICEMARK) VARIABLE ACCOUNT A

                                       OF


                     ANNUITY INVESTORS (LOGO) (SERVICEMARK)
                             LIFE INSURANCE COMPANY

                                       FOR


                                     [LOGO]


                THE COMMODORE (SERVICEMARK) Variable Annuities



THE COMMODORE                                      THE COMMODORE
NAUTICUS (REGISTERED TRADEMARK)                    Americus (SERVICEMARK)



                                  JUNE 30, 1998

                      SEMIANNUAL REPORT TO CONTRACT OWNERS

                      SEMIANNUAL REPORT TO CONTRACT OWNERS
                                  JUNE 30, 1998

TABLE OF CONTENTS                                                       PAGE

LETTER FROM THE PRESIDENT                                                  7



DREYFUS CORPORATION
      DREYFUS VARIABLE INVESTMENT FUND, CAPITAL APPRECIATION PORTFOLIO
                  SEMI-ANNUAL LETTER TO SHAREHOLDERS                       12
           STATEMENT OF INVESTMENTS                                        15
           STATEMENT OF ASSETS AND LIABILITIES                             18
           STATEMENT OF OPERATIONS                                         19
           STATEMENT OF CHANGES IN NET ASSETS                              20
           FINANCIAL HIGHLIGHTS                                            21
           NOTES TO FINANCIAL STATEMENTS                                   22
      DREYFUS VARIABLE INVESTMENT FUND, GROWTH AND INCOME PORTFOLIO
           LETTER TO SHAREHOLDERS                                          26
           STATEMENT OF INVESTMENTS                                        28
           STATEMENT OF ASSETS AND LIABILITIES                             31
           STATEMENT OF OPERATIONS                                         32
           STATEMENT OF CHANGES IN NET ASSETS                              33
           FINANCIAL HIGHLIGHTS                                            34
           NOTES TO FINANCIAL STATEMENTS                                   35
      DREYFUS VARIABLE INVESTMENT FUND, SMALL CAP PORTFOLIO
           LETTER TO SHAREHOLDERS                                          38
           STATEMENT OF INVESTMENTS                                        41
           STATEMENT OF ASSETS AND LIABILITIES                             45
           STATEMENT OF OPERATIONS                                         46
           STATEMENT OF CHANGES IN NET ASSETS                              47
           FINANCIAL HIGHLIGHTS                                            48
           NOTES TO FINANCIAL STATEMENTS                                   49
      DREYFUS VARIABLE INVESTMENT FUND, SOCIALLY RESPONSIBLE FUND, INC.
           LETTER TO SHAREHOLDERS                                          54
           STATEMENT OF INVESTMENTS                                        58
           STATEMENT OF ASSETS AND LIABILITIES                             61
           STATEMENT OF OPERATIONS                                         62
           STATEMENT OF CHANGES IN NET ASSETS                              63
           FINANCIAL HIGHLIGHTS                                            64
           NOTES TO FINANCIAL STATEMENTS                                   65
      DREYFUS STOCK INDEX FUND
           LETTER TO SHAREHOLDERS                                          68
           STATEMENT OF INVESTMENTS                                        70
           STATEMENT OF FINANCIAL FUTURES                                  76
           STATEMENT OF ASSETS AND LIABILITIES                             77
           STATEMENT OF OPERATIONS                                         78
           STATEMENT OF CHANGES IN NET ASSETS                              79
           FINANCIAL HIGHLIGHTS                                            80
           NOTES TO FINANCIAL STATEMENTS                                   81


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TABLE OF CONTENTS                                                        PAGE

JANUS CAPITAL CORPORATION
      JANUS ASPEN GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              83
           PERFORMANCE                                                     84
           SCHEDULE OF INVESTMENTS                                         84
           SUMMARY OF INVESTMENT BY COUNTRY                                85
           FORWARD CURRENCY CONTRACTS                                      85
      JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              86
           PERFORMANCE                                                     87
           SCHEDULE OF INVESTMENTS                                         87
           SUMMARY OF INVESTMENT BY COUNTRY                                88
           FORWARD CURRENCY CONTRACTS                                      88
      JANUS ASPEN INTERNATIONAL PORTFOLIO
           PORTFOLIO STRATEGY                                              89
           PERFORMANCE                                                     90
           SCHEDULE OF INVESTMENTS                                         90
           SUMMARY OF INVESTMENT BY COUNTRY                                94
           FORWARD CURRENCY CONTRACTS                                      94
      JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              95
           PERFORMANCE                                                     96
           SCHEDULE OF INVESTMENTS                                         96
           SUMMARY OF INVESTMENT BY COUNTRY                                100
           FORWARD CURRENCY CONTRACTS                                      100
      JANUS ASPEN BALANCED PORTFOLIO
           CURRENT OUTLOOK                                                 101
           PERFORMANCE                                                     102
           SCHEDULE OF INVESTMENTS                                         102
           SUMMARY OF INVESTMENT BY COUNTRY                                104
      STATEMENTS OF ASSETS AND LIABILITIES                                 106
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      STATEMENTS OF OPERATIONS                                             106
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO

TABLE OF CONTENTS                                                         PAGE


      STATEMENTS OF CHANGES IN NET ASSETS                                  108
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES                          110
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      FINANCIAL HIGHLIGHTS - RETIREMENT SHARES                             113
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      NOTES TO FINANCIAL STATEMENTS                                        114


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC VALUE FOCUS FUND
           LETTER TO SHAREHOLDERS                                          120
           RECENT PERFORMANCE RESULTS                                      122
           SCHEDULE OF INVESTMENTS                                         123
           STATEMENT OF ASSETS AND LIABILITIES                             125
           STATEMENT OF OPERATIONS                                         126
           STATEMENT OF CHANGES IN NET ASSETS                              127
           FINANCIAL HIGHLIGHTS                                            128
           NOTES TO FINANCIAL STATEMENTS                                   130
      MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
          - DOMESTIC MONEY MARKET FUND
           LETTER TO SHAREHOLDERS                                          133
           SCHEDULE OF INVESTMENTS                                         134
           STATEMENT OF ASSETS AND LIABILITIES                             137
           STATEMENT OF OPERATIONS                                         138
           STATEMENT OF CHANGES IN NET ASSETS                              139
           FINANCIAL HIGHLIGHTS                                            140
           NOTES TO FINANCIAL STATEMENTS                                   141
      MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
          - GLOBAL STRATEGY FOCUS FUND
           LETTER TO SHAREHOLDERS                                          142
           RECENT PERFORMANCE RESULTS                                      144
           SCHEDULE OF INVESTMENTS                                         145
           STATEMENT OF ASSETS AND LIABILITIES                             151
           STATEMENT OF OPERATIONS                                         152
           STATEMENT OF CHANGES IN NET ASSETS                              153
           FINANCIAL HIGHLIGHTS                                            154
           NOTES TO FINANCIAL STATEMENTS                                   155

TABLE OF CONTENTS                                                         PAGE

      MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
          - High Current Income Fund
           LETTER TO SHAREHOLDERS                                          158
           RECENT PERFORMANCE RESULTS                                      160
           SCHEDULE OF INVESTMENTS                                         161
           STATEMENT OF ASSETS AND LIABILITIES                             170
           STATEMENT OF OPERATIONS                                         171
           STATEMENT OF CHANGES IN NET ASSETS                              172
           FINANCIAL HIGHLIGHTS                                            173
           NOTES TO FINANCIAL STATEMENTS                                   174


MORGAN STANLEY UNIVERSAL FUNDS INC.
      FIXED INCOME PORTFOLIO
           INVESTMENT OVERVIEW                                             178
           STATEMENT OF NET ASSETS                                         180
           STATEMENT OF OPERATIONS                                         184
           FINANCIAL HIGHLIGHTS                                            185
           NOTES TO FINANCIAL STATEMENTS                                   186
           DIRECTORS AND OFFICERS                                          191
      U.S. REAL ESTATE PORTFOLIO
           INVESTMENT OVERVIEW                                             194
           STATEMENT OF NET ASSETS                                         196
           STATEMENT OF OPERATIONS                                         198
           FINANCIAL HIGHLIGHTS                                            199
           NOTES TO FINANCIAL STATEMENTS                                   200
           DIRECTORS AND OFFICERS                                          205

PBHG INSURANCE SERIES FUND, INC.
      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
           LETTER TO SHAREHOLDERS                                          208
           PORTFOLIO RETURNS                                               210
           STATEMENT OF NET ASSETS                                         211
           STATEMENT OF OPERATIONS                                         213
           STATEMENT OF CHANGES IN NET ASSETS                              214
           FINANCIAL HIGHLIGHTS                                            215
           NOTES TO FINANCIAL STATEMENTS                                   216
      PBHG GROWTH II PORTFOLIO
           LETTER TO SHAREHOLDERS                                          220
           PORTFOLIO RETURNS                                               221
           STATEMENT OF NET ASSETS                                         222
           STATEMENT OF OPERATIONS                                         225
           STATEMENT OF CHANGES IN NET ASSETS                              226
           FINANCIAL HIGHLIGHTS                                            227
           NOTES TO FINANCIAL STATEMENTS                                   228

TABLE OF CONTENTS                                                         PAGE

THE STRONG GROWTH FUND II INC.
      STRONG GROWTH FUND II, INC.
           INVESTMENT REVIEW                                               232
           FINANCIAL INFORMATION
                SCHEDULE OF INVESTMENTS IN SECURITIES                      234
                STATEMENT OF ASSETS AND LIABILITIES                        235
                STATEMENT OF OPERATIONS                                    236
                STATEMENTS OF CHANGES IN NET ASSETS                        236
                NOTES TO FINANCIAL STATEMENTS                              237
           FINANCIAL HIGHLIGHTS                                            238

                            REPORT FROM THE PRESIDENT


Dear Contract Owner:

During the first six months of 1998, Annuity Investors Variable Account A maintained its investment options at seventeen sub-accounts representing a broad spectrum of investment objectives. Annuity Investors continually monitors and reviews existing options to insure portfolio objectives are being met. We will continue to follow new market trends and sectors to be certain there is adequate diversification options available to our contract holders.

The semi-annual reports for each of the seventeen portfolios are reprinted in the following pages. Below are performance results for each sub-account of Annuity Investors Variable Account A for the 1997 fiscal year and the six month period ending June 30, 1998. All performance results are measured by the percentage change in unit values for the applicable period, net of all mortality and expense charges.

                                             Six Months     Year
                                               Ending      Ending
                                               6/30/98    12/31/97
GLOBAL PORTFOLIO:
      Janus Aspen Series Worldwide Growth
      Portfolio                                26.24%      20.65%
AGGRESSIVE GROWTH PORTFOLIOS:
      Janus Aspen Series Aggressive Growth
      Portfolio
      PBHG Insurance Series Fund, Inc. -
      Technology and Communication Fund        11.61%       3.25%
GROWTH PORTFOLIOS:
      Dreyfus VIF Small Cap Portfolio           5.30%      15.32%
      PBHG Insurance Series Fund, Inc. -
      PBHG Growth II Portfolio                  9.46%       6.62%
      Strong Special Opportunity Fund II, Inc. 12.72%      23.91%
      Dreyfus VIF Capital Appreciation
      Portfolio                                19.99%      26.48%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.                        17.66%      26.86%
      Merrill Lynch VSF Basic Value Focu Fund  13.00%      19.14%
      Dreyfus Stock Index Fund                 16.78%      31.32%
GROWTH AND INCOME PORTFOLIO:
      Dreyfus VIF Growth and Income Portfolio   5.83%      14.78%
REAL  ESTATE PORTFOLIO:
      Morgan Stanley Universal Funds Inc. -
      U.S. Real Estate Portfolio               (5.32%)     16.78%
BALANCED PORTFOLIOS:
      Merrill Lynch VSF Global Strategy
      Focus Fund                                9.90%      10.57%
      Janus Aspen Series Balanced Portfolio    16.73%      20.60%
INCOME PORTFOLIOS:
      Merrill Lynch VSF High Current Income
      Fund                                      2.55%       9.63%
      Morgan Stanley Universal Funds Inc. -
      Fixed Income Portfolio                    2.92%       8.58%
MONEY MARKET PORTFOLIO:
      Merrill Lynch VSF Domestic Money
      Market Fund                               1.56%       3.30%

In the first half of 1998, the equity market as measured by the Standard & Poor's 500 index, showed a 16.84% increase and the NASDAQ Composite Index increased by 20.66%. The bond market, as measured by the Lehman Brothers Aggregate Index, increased by 4.20% over the same period.

Based on the level of professional investment expertise present in each management company and their dedication to in-depth research, Annuity Investors is proud to offer Dreyfus, Janus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong for inclusion in its Variable Account A. This broad range of investment options allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

It gives me great pleasure to present this performance and we look forward to continuing to serve you in the future.

Sincerely,



Robert A. Adams
President

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

REGISTRANT                                                    1940 Act Number
----------                                                    ---------------

Dreyfus Variable Investment Fund                              811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.            811-07044
Dreyfus Stock Index Fund                                      811-05719

Janus Aspen Series                                            811-07736
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio

Merrill Lynch Variable Series Fund, Inc.                      811-03290
--Basic Value Focus Fund
--Domestic Money Market Fund
--Global Strategy Focus Fund
--High Current Income Fund

Morgan Stanley Universal Fund Inc.                            811-07607
--Fixed Income Portfolio
--U.S. Real Estate Portfolio

PBHG Insurance Series Fund, Inc.                              811-08009
--PGHB Growth II Portfolio
--PBHG Technology & Communications Portfolio

Strong Opportunity Fund II, Inc.                              811-6552

ANNUITY INVESTORS (SERVICEMARK) VARIABLE ACCOUNT A

[DREYFUS LOGO]

Dreyfus Variable Investment Fund - Capital Appreciation Portfolio
Dreyfus Variable Investment Fund - Growth & Income Portfolio
Dreyfus Variable Investment Fund - Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund

[JANUS LOGO]

Janus Aspen Growth Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen International Portfolio
Janus Aspen Worldwide Growth Portfolio
Janus Aspen Balanced Portfolio

[MERRILL LYNCH LOGO]

Merrill Lynch Variable Series Fund, Inc. - Basic Value Focus Fund Merrill Lynch Variable Series Fund, Inc. - Domestic Money Market Fund Merrill Lynch Variable Series Funds, Inc. - Global Strategy Focus Fund Merrill Lynch Variable Series Fund, Inc. - High Current Income Fund

[MORGAN STANLEY LOGO]

Morgan Stanley Universal Funds Inc. - Fixed Income Portfolio
Morgan Stanley Universal Funds Inc. - U.S. Real Estate Portfolio

[PBHG LOGO]

PBHG Insurance Series Fund, Inc. - PBHG Growth II Portfolio
PBHB Insurance Series Fund, Inc. - PBHG Technology & Communications Portfolio

[STRONG FUNDS LOGO]

Strong Growth Fund II, Inc.

Annuity Investors Life Insurance Company (REGISTERED TRADEMARK)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771


ANNUITY INVESTORS
(SERVICEMARK)
VARIABLE ACCOUNT A
OF

Annuity Investors (SERVICEMARK)
Life Insurance Company
FOR
THE COMMODORE(SERVICEMARK)
Variable Annuities

JUNE 30, 1998
SEMIANNUAL REPORT TO CONTRACT OWNERS

This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.